UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)                (Zip code)
Jeffrey Mortimer
Laudus Institutional Trust
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2008
Item 1: Report(s) to Shareholders.

Semiannual Report September 30, 2008

COMMAND PERFORMANCETM

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

Laudus Mondrian Institutional Funds

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period*

Laudus Mondrian Institutional Emerging Markets Fund (Ticker Symbol: LIEMX)	-28.60%

Benchmark: MSCI Emerging Markets Index (Net)	-32.74%

Laudus Mondrian Institutional International Equity Fund (Ticker Symbol: LIIEX)	-20.40%

Benchmark: MSCI EAFE® Index (Net)	-25.30%

Minimum Initial Investment[1]	$ 1,000,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may effect share level returns.
Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

*	Not annualized. For the period 4/25/08 (commencement of operation) to 9/30/08.
[1]	Please see prospectus for further detail and eligibility requirements.

2 Laudus Mondrian Institutional Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for period beginning April 25, 2008 and held through September 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio	Account Value	(Net of Expenses)	During Period[1]
	(Annualized)	at 4/25/08	at 9/30/08	4/25/08 - 9/30/08

Laudus Mondrian Institutional Emerging Markets Fund
Actual Return	1.24%	$1,000	$714.00	$4.63
Hypothetical 5% Return	1.24%	$1,000	$1,016.38	$5.45

Laudus Mondrian Institutional International Equity Fund
Actual Return	0.89%	$1,000	$796.00	$3.48
Hypothetical 5% Return	0.89%	$1,000	$1,017.90	$3.91

[1]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 159 days of the period, and divided by 365 days of the fiscal year.

Laudus Mondrian Institutional Funds 3

Laudus Mondrian Institutional Emerging Markets Fund

Financial Statements

Financial Highlights

	4/25/08[1]-
	9/30/08*

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10
Net realized and unrealized gains (losses)	(2.96)

Total from investment operations	(2.86)

Net asset value at end of period	7.14

Total return (%)	(28.60)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.24	[3,4]
Gross operating expenses	6.45	[3]
Net investment income (loss)	2.59	[3]
Portfolio turnover rate	33	[2]
Net assets, end of period ($ x 1,000)	2,142

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.27% if custody credits had not been included.

4 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of September 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

87.6%	Common Stock	2,621,181	1,876,770
10.2%	Preferred Stock	335,431	218,954

97.8%	Total Investments	2,956,612	2,095,724
2.2%	Other Assets and Liabilities, Net		46,476

100.0%	Net Assets		2,142,200

	Number	Value
Security	of Shares	($)

Common Stock 87.6% of net assets

Argentina 1.4%

Materials 1.4%
Tenaris S.A. ADR	800	29,832

Brazil 7.4%

Energy 2.6%
Petroleo Brasileiro S.A. ADR	1,500	56,130

Software & Services 2.4%
Redecard S.A.	4,000	52,299

Utilities 2.4%
CPFL Energia S.A. ADR	900	50,274

		158,703

China 13.9%

Banks 4.1%
China Construction Bank Corp., Class H	132,000	88,079

Transportation 6.8%
China Shipping Development Co. Ltd., Class H	38,000	49,886

China Merchants Holdings International Co., Ltd.	14,000	44,908
Cosco Pacific Ltd.	44,000	50,500

Telecommunication Services 3.0%
China Mobile Ltd.	6,500	65,115

		298,488

Columbia 2.3%

Banks 2.3%
Bancolombia S.A. ADR	1,700	48,365

Egypt 4.0%

Telecommunication Services 4.0%
Orascom Telecom Holding S.A.E. -Reg’d GDR	1,115	39,823
Telecom Egypt	17,278	46,716

		86,539

India 3.3%

Telecommunication Services 3.3%
Bharti Airtel Ltd. *	4,197	71,201

Malaysia 2.0%

Banks 2.0%
Public Bank Berhad	14,800	43,047

Mexico 6.2%

Food, Beverage & Tobacco 2.8%
Grupo Modelo, S.A. de C.V., Series C	14,000	59,525

Telecommunication Services 3.4%
America Movil SAB de C.V., Series L ADR	1,600	74,176

		133,701

Philippines 3.2%

Telecommunication Services 3.2%
Philippine Long Distance Telephone Co. ADR	1,200	67,608

Republic of Korea 3.8%

Banks 3.8%
Hana Financial Group, Inc.	1,490	35,041
KB Financial Group, Inc. ADR *	1,000	45,690

		80,731

Russia 10.0%

Energy 6.0%
Gazprom - Reg’d ADR	1,850	57,257
LUKOIL ADR	1,200	70,560

Materials 1.4%
Evraz Group S.A. -Reg’d GDR	800	30,240

Telecommunication Services 2.6%
Mobile TeleSystems ADR	1,000	56,010

		214,067

South Africa 5.9%

Energy 2.6%
Sasol	1,290	55,058

Materials 2.0%
Impala Platinum Holdings Ltd.	2,064	42,135

See financial notes 5

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.3%
Telkom South Africa Ltd.	2,231	28,546

		125,739

Taiwan 14.2%

Banks 3.5%
Chinatrust Financial Holding Co., Ltd.	64,343	35,309
Mega Financial Holding Co., Ltd.	86,000	39,436

Technology Hardware & Equipment 2.0%
Asustek Computer, Inc.-Reg’d GDR	4,399	42,455

Semiconductors & Semiconductor Equipment 6.7%
MediaTek, Inc.	5,050	52,366
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,849	92,285

Telecommunication Services 2.0%
Chunghwa Telecom Co., Ltd. ADR *	1,800	42,606

		304,457

Thailand 3.3%

Energy 3.3%
PTT Public Co., Ltd.	9,600	70,313

Turkey 6.7%

Banks 3.0%
Akbank T.A.S. ADR	6,650	64,505

Telecommunication Services 3.7%
Turkcell Iletisim Hizmetleri A/S	13,020	79,474

		143,979

Total Common Stock (Cost $2,621,181)		1,876,770

Preferred Stock 10.2% of net assets

Brazil 6.2%

Banks 3.5%
Itausa - Investimentos Itau S.A.	14,977	74,928

Materials 2.7%
Companhia Vale do Rio Doce ADR (Vale)	3,300	58,410

		133,338

Republic of Korea 4.0%

Automobiles & Components 1.8%
Hyundai Motor Co.	1,790	38,630

Semiconductors & Semiconductor Equipment 2.2%
Samsung Electronics Co., Ltd.	149	46,986

		85,616

Total Preferred Stock (Cost $335,431)		218,954

End of Investments.

At 09/30/08, the tax basis cost of the fund’s investments was $2,956,612 and the unrealized appreciation and depreciation were $0 and ($860,888), respectively, with a net unrealized depreciation of ($860,888).

At 09/30/08, the prices of certain foreign securities held by the fund aggregating $952,256 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Reg’d — Registered

6 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2008; unaudited.

Assets
Investments, at value (cost $2,956,612)		$2,095,724
Cash		55,416
Foreign currency, at value (cost $17,680)		17,339
Receivables:
Dividends		6,759
Due from investment adviser	+	2,891

Total assets		2,178,129

Liabilities
Payables:
Investments bought		1,985
Accrued expenses	+	33,944

Total liabilities		35,929

Net Assets
Total assets		2,178,129
Total liabilities	−	35,929

Net assets		$2,142,200
Net Assets by Source
Capital received from investors		3,000,000
Net investment income not yet distributed		30,905
Net realized capital losses		(27,474)
Net unrealized capital losses		(861,231)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,142,200		300,000		$7.14

See financial notes 7

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Operations
For April 25, 2008* through September 30, 2008; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $4,474 )		$44,798
Interest	+	891

Total Investment Income		45,689

Net Realized Gains and Losses
Net realized losses on investments		(24,755)
Net realized losses on foreign currency transactions	+	(2,719)

Net realized losses		(27,474)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(860,888)
Net unrealized losses on foreign currency translations	+	(343)

Net unrealized losses		(861,231)

Expenses
Investment adviser fees		11,927
Accounting and administration fees		15,326
Registration fees		12,245
Transfer agent fees		10,539
Custodian fees		10,004
Professional fees		8,799
Shareholder reports		4,209
Trustees’ fees		3,158
Interest expense		8
Other expenses	+	673

Total expenses		76,888
Expense reduction by adviser	−	61,733
Custody credits	−	371

Net expenses		14,784

Increase (Decrease) in Net Assets from Operations
Total investment income		45,689
Net expenses	−	14,784

Net investment income		30,905
Net realized losses		(27,474)
Net unrealized losses	+	(861,231)

Decrease in net assets from operations		($857,800)

*	Commencement of operations.

8 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Statements of
Changes in Net Assets
For the current report period; unaudited.

Operations

		04/25/08*-09/30/08
Net investment income		$30,905
Net realized losses		(27,474)
Net unrealized losses	+	(861,231)

Decrease in net assets from operations		(857,800)

Transactions in Fund Shares

		04/25/08*-09/30/08
		SHARES	VALUE
Shares Sold		300,000	$3,000,000
Shares Reinvested		—	—
Shares Redeemed	+	—	—

Net transactions in fund shares		300,000	$3,000,000

Shares Outstanding and Net Assets
		04/25/08*-09/30/08
		SHARES	NET ASSETS
Beginning of period		—	$-
Total increase	+	300,000	2,142,200

End of period		300,000	$2,142,200

Net investment income not yet distributed			$30,905

*	Commencement of operations.

See financial notes 9

Laudus Mondrian Institutional International Equity Fund

Financial Statements

Financial Highlights

	4/25/08[1]-
	9/30/08*

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gains (losses)	(2.16)

Total from investment operations	(2.04)

Net asset value at end of period	7.96

Total return (%)	(20.40)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	[3,4]
Gross operating expenses	5.32	[3]
Net investment income (loss)	4.42	[3]
Portfolio turnover rate	4	[2]
Net assets, end of period ($ x 1,000)	4,621

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.90% if custody credits had not been included.

10 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of September 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Common Stock	5,458,840	4,459,336
2.5%	Short-Term Investment	114,000	114,000

99.0%	Total Investments	5,572,840	4,573,336
1.0%	Other Assets and Liabilities, Net		47,989

100.0%	Net Assets		4,621,325

	Number	Value
Security	of Shares	($)

Common Stock 96.5% of net assets

Australia 7.7%

Banks 2.4%
National Australia Bank Ltd.	5,502	111,044

Food & Staples Retailing 1.7%
Wesfarmers Ltd.	3,468	80,651

Telecommunication Services 3.6%
Telstra Corp., Ltd.	48,917	164,114

		355,809

Belgium 1.0%

Diversified Financials 1.0%
Fortis	7,550	47,772

Finland 1.2%

Materials 1.2%
UPM-Kymmene Oyj	3,525	54,998

France 15.8%

Automobiles & Components 2.3%
Renault S.A.	1,668	106,301

Banks 2.4%
Societe Generale	1,250	112,287

Capital Goods 1.5%
Compagnie de Saint-Gobain	1,308	67,661

Energy 3.6%
Total S.A.	2,731	165,908

Food & Staples Retailing 2.8%
Carrefour S.A.	2,750	129,681

Telecommunication Services 3.2%
France Telecom S.A.	5,359	150,318

		732,156

Germany 3.5%

Utilities 3.5%
RWE AG	1,703	162,358

Hong Kong 1.6%

Utilities 1.6%
Hongkong Electric Holdings Ltd.	11,500	72,231

Italy 3.1%

Banks 3.1%
Intesa Sanpaolo	26,328	144,793

Japan 21.7%

Automobiles & Components 2.8%
Toyota Motor Corp.	3,000	128,257

Food & Staples Retailing 2.2%
Seven & I Holdings Co., Ltd.	3,500	100,555

Household & Personal Products 4.0%
Kao Corp.	7,000	187,722

Insurance 2.7%
Tokio Marine Holdings, Inc.	3,400	124,827

Pharmaceuticals & Biotechnology 3.7%
Takeda Pharmaceutical Co., Ltd.	3,400	171,192

Technology Hardware & Equipment 3.7%
CANON, Inc.	4,500	170,599

Telecommunication Services 2.6%
KDDI Corp.	21	118,958

		1,002,110

Netherlands 4.0%

Diversified Financials 2.2%
ING Groep N.V. CVA	4,785	102,580

Media 1.8%
Reed Elsevier N.V.	5,546	82,275

		184,855

Singapore 2.5%

Banks 2.5%
Oversea-Chinese Banking Corp., Ltd.	23,000	116,127

Spain 6.6%

Banks 3.0%
Banco Santander S.A.	9,150	137,198

Telecommunication Services 3.6%
Telefonica S.A.	7,049	167,608

		304,806

See financial notes 11

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 4.3%

Pharmaceuticals & Biotechnology 4.3%
Novartis AG - Reg’d.	3,734	196,593

Taiwan 2.2%

Semiconductors & Semiconductor Equipment 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,726	100,503

United Kingdom 21.3%

Banks 2.5%
HBOS plc	14,493	32,881
Royal Bank of Scotland Group plc	25,985	83,826

		116,707

Energy 7.2%
BP plc	18,486	153,957
Royal Dutch Shell plc, Class A	6,077	179,042

		332,999

Food, Beverage & Tobacco 4.5%
Unilever plc	7,663	208,363

Insurance 2.4%
Aviva plc	12,612	109,702

Pharmaceuticals & Biotechnology 4.7%
GlaxoSmithKline plc	9,992	216,454

		984,225

Total Common Stock (Cost $5,458,840)		4,459,336

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.5% of net assets

Repurchase Agreement 2.5%
Fixed Income Clearing Corp. date 9/30/08, due 10/01/08 at 1.2%, with a maturity value of 114,004 (fully collateralized by Federal Home Loan Mortgage Corp. Securities with a value of $116,325).	114,000	114,000

Total Short-Term Investment (Cost $114,000)		114,000

End of Investments.

At 09/30/08, the tax basis cost of the fund’s investments was $5,572,840 and the unrealized appreciation and depreciation were $3,067 and ($1,002,571), respectively, with a net unrealized depreciation of ($999,504).

At 09/30/08, the prices of certain foreign securities held by the fund aggregating $4,358,833 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

ADR – American Depositary Receipt

CVA – Dutch Certificate

Reg’d – Registered

In addition to the above, the fund held the following at09/30/08.

	Currency	Amount of	Currency	Amount of
Expiration	to be	Currency to be	to be	Currency to be	Unrealized
Date	Received	Received	Delivered	Delivered	Gains

Forward Foreign Currency Contracts

10/31/2008	USD	412,263	EUR	292,000	26,782
10/31/2008	USD	114,927	GBP	64,500	10,283
10/31/2008	GBP	64,500	USD	114,927	1,010

Net unrealized gains on Forward Foreign Currency Contracts					38,075

12 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2008; unaudited.

Assets
Investments, at value (cost $5,572,840)		$4,573,336
Cash		441
Foreign currency (cost $7,955)		7,653
Receivables:
Investments sold		22,467
Dividends		16,356
Due from investment adviser		3,251
Foreign tax reclaims		1,014
Interest		4
Unrealized gains on forward foreign currency contracts	+	38,075

Total assets		4,662,597

Liabilities
Payables:
Accrued expenses	+	41,272

Total liabilities		41,272

Net Assets
Total assets		4,662,597
Total liabilities	−	41,272

Net assets		$4,621,325
Net Assets by Source
Capital received from investors		5,500,000
Net investment income not yet distributed		68,296
Net realized capital gains		15,558
Net unrealized capital losses		(962,529)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$4,621,325		580,699		$7.96

See financial notes 13

 Laudus Mondrian Institutional International Equity Fund

Statement of
Operations
For April 25, 2008 * through September 30, 2008; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $8,134)		$80,804
Interest	+	1,261

Total Investment Income		82,065

Net Realized Gains and Losses
Net realized gains on investments		4,845
Net realized gains on foreign currency transactions	+	10,713

Net realized gains		15,558

Net Unrealized Gains and Losses
Net unrealized losses on investments		(999,504)
Net unrealized gains on foreign currency translations	+	36,975

Net unrealized losses		(962,529)

Expenses
Investment adviser fees		11,588
Accounting and administration fees		15,326
Registration fees		12,378
Transfer agent fees		10,539
Custodian fees		10,004
Professional fees		9,209
Shareholder reports		8,419
Trustees’ fees		3,356
Interest expense		5
Other expenses	+	1,299

Total expenses		82,123
Expense reduction by adviser	−	68,213
Custody credits	−	141

Net expenses		13,769

Increase (Decrease) in Net Assets from Operations
Total investment income		82,065
Net expenses	−	13,769

Net investment income		68,296
Net realized gains		15,558
Net unrealized losses	+	(962,529)

Decrease in net assets from operations		($878,675)

*	Commencement of operations.

14 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Statements of
Changes in Net Assets
For the current report period; unaudited.

Operations

		4/25/08*-09/30/08
Net investment income		$68,296
Net realized gains		15,558
Net unrealized losses	+	(962,529)

Decrease in net assets from operations		(878,675)

Transactions in Fund Shares

		4/25/08*-09/30/08
		SHARES	VALUE
Shares Sold		580,699	$5,500,000
Shares Reinvested		-	-
Shares Redeemed	+	-	-

Net transactions in fund shares		580,699	$5,500,000

Shares Outstanding and Net Assets
		4/25/08*-09/30/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total increase	+	580,699	4,621,325

End of period		580,699	$4,621,325

Net investment income not yet distributed			$68,296

*	Commencement of operations.

See financial notes 15

 Laudis Mondrian Institutional Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Institutional Funds in this report is a series of Laudus Institutional Trust, (the “Trust”) an open-end management investment company. The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the Trust including the funds discussed in this report, which are highlighted (individually each such highlighted portfolio, a “Fund” and collectively, the “Funds”):

Laudus Mondrian Institutional Emerging Market Fund (commenced operations, as of April 25, 2008) Laudus Mondrian Institutional International Equity Fund (commenced operations, as of April 25, 2008)

The Laudus Mondrian Institutional Emerging Markets Fund and the Laudus Mondrian International Equity Fund commenced operations on April 25, 2008. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares.

Each Fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each Fund also keeps certain assets in segregated accounts, as may be required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the Funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. The Funds do not isolate the portion of the fluctuation on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the Funds calculate net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which Fund shares are priced. The Board of Trustees regularly reviews fair value determinations, made by the Funds, pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and forwards currency contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a Fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost (which approximates market value).

 Laudis Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Mutual funds: valued at their respective net asset values as determined by those Funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Delayed-Delivery: The Funds may buy securities on a delayed-delivery basis. In these transactions, the Funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the Funds could end up paying more for the security than its market value at the time of settlement. The Funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Futures Contract: The Funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a Fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a Fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A Fund records the change daily in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The Funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the Fund’s financial statements. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the Funds could sustain a loss.

Repurchase Agreement: The Funds may enter into repurchase agreement. In a repurchase agreement, a Fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. Government Agency securities. All collateral is held by the Funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying mutual funds are recorded on the date they are effective (the ex-dividend date), although the Funds record certain foreign security dividends on the day they learn of the ex-dividend date.

 Laudis Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a Fund or a class within the trust are charged directly to that Fund or class. Expenses that are common to all Funds within the trust generally are allocated among the Funds in proportion to their average daily net assets.

For Funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The Funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each Fund has an arrangement with its custodian bank under which the Fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the Fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The Funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the Funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a Fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

(k) New Accounting Standards:

The funds adopted Financial Accounting Standard Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, when they commenced operations on April 25, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

 Laudis Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

	Investment in Securities*
	Laudus Mondrian	Laudus Mondrian
	Institutional	Institutional
	Emerging	International
Valuation Inputs	Market Fund	Equity Fund

Level 1 —Quoted prices	$1,143,468	$100,503
Level 2 — Other significant observable inputs	952,256	4,472,833
Level 3 — Significant unobservable inputs	—	—
Total	$2,095,724	$4,573,336

*	Other financial instruments include forward contracts of $38,075 for the Laudus Mondrian Institutional International Equity Fund.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the Trust and the Funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds’ investment adviser pursuant to Management Contracts (“Advisory Agreement”) between it and the Trust. Mondrian Investment Partners Limited (“Mondrian”), the Funds’ sub-adviser, provides day-to-day portfolio management services to the Funds, subject to the supervision of CSIM.

For its advisory services to each Fund, the Investment Adviser is entitled to receive an annual fee payable monthly based on the Funds’ average daily net assets described as follows.

Agreement Rate*

Laudus Mondrian Institutional Emerging Markets Fund	1.00%
Laudus Mondrian Institutional International Equity Fund	0.75%

*	The advisory fee payable to CSIM varies based on fund assets.

CSIM (not the Funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2010, to waive a portion of its management fee and bear certain expenses of each Fund. As such, CSIM further agrees to reimburse the Funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business as follows:

Laudus Mondrian Institutional Emerging Markets Fund	1.27%
Laudus Mondrian Institutional International Equity Fund	0.90%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2008, there was no recoupable expenses.

 Laudis Mondrian Institutional Funds

Financial Notes, unaudited (continued)

4. Board of Trustees

Trustees may include people who are officers and/or directors of other fund families managed by the Investment Adviser. Federal securities law limits the percentage of the “interested persons” who may serve on a trust’s board, and the Laudus Funds are in compliance with these limitations. The Funds did not pay any of these persons for their service as trustees, but did pay non-interested persons (Independent Trustees), as noted in each Fund’s Statement of Operations.

A Retirement plan was instituted for certain Independent Trustees of the Trust. In September 2006 the Trustees voted to close the Retirement Plan to new participants as of June 26, 2006 and to discontinue making contributions to the Retirement Plan after the plan year ending March 31, 2007. All other terms of the Retirement Plan, including without limitation provisions relating to vesting and payment upon termination of service, remain in effect. Under the terms of the Retirement Plan, upon retirement or other termination from service from the Trust (other than termination for cause), a retiring Independent Trustee who has served as Independent Trustee for at least five years shall be paid a lump sum cash payment (the “Retirement Payment”). The Retirement Payment shall be equal to $10,000 for each year that the Trustee has served as an Independent Trustee of the Trust, including years of service prior to the adoption of the Retirement Plan and including a final one-half year credit for service during the plan year ending March 31, 2007. Beginning April 1, 2005, each Independent Trustee was permitted to make a one-time election to have the $10,000 attributable to service for the coming year and previously accrued benefits adjusted up or down at the end of each subsequent year based on the unweighted average performance of the share class with the lowest OER of each Fund of the Trust. After the closure of the Retirement Plan, the previously accrued benefits that an Independent Trustee had elected to have adjusted by the performance of the funds would continue to be adjusted for performance as provided under the Retirement Plan. As a result, the amount of the Retirement Payment payable to any Independent Trustee may increase or decrease based upon performance of the Funds. The portion of the total Retirement Payment owed to an Independent Trustee upon his or her retirement that is payable by any Fund will be determined based on the relative net assets of the Funds of the Trust. The Trust did not pay any pension or retirement benefits for its Trustees.

5. Purchases and Sales of Investment Securities:

For the period ended September 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases	Sales

Laudus Mondrian Institutional Emerging Markets Fund	$3,858,207	$876,839
Laudus Mondrian Institutional International Equity Fund	5,582,620	128,626

6. Redemption Fee:

The Funds charge a redemption fee of 2.00% on shares sold or exchanged 30 days or less after purchasing them. Such amounts are net of the redemption proceeds on the Statement of Changes in Net Assets. There were no redemption fees charged during the current report period.

7. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of September 30, 2008, the Funds had no capital loss carry forwards.

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of September 30, 2008, there were no open tax years.

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the Trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Fund’s Trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated in part, to considering whether to approve the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the sub-advisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreement, collectively, the “Agreements”) with respect to Laudus Mondrian Institutional Emerging Markets Fund and Laudus Mondrian Institutional International Equity Fund. In preparation for the meeting(s), the Board requested and reviewed a wide variety of materials provided by CSIM and Mondrian with respect to the services to be provided to the funds under the Agreements, including information about their affiliates, personnel and operations. In recognition of the fact that the funds had not yet commenced operations, the Board also considered information provided by CSIM in connection with the Board’s consideration of approval or renewal of the investment advisory agreements with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees received advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

The Board, including a majority of the Independent Trustees approved the Agreements with respect to the Funds for a two year term at a meeting held on March 31, 2008. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at that meeting, and at prior meetings, including:

1.the nature, extent and quality of the services to be provided to the Funds under the Agreements, including the resources of CSIM and its affiliates and Mondrian, dedicated to the Funds;

2.Mondrian’s investment performance in managing other funds and/or accounts having relevant investment objectives and strategies;

3.each Funds’ estimated expenses and how those expenses compared to those of certain other comparable mutual funds;

4.the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to other funds, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.the extent to which economies of scale may be realized as the Funds grow, and whether fee levels in the Agreements relating to the Funds reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Funds and the resources of CSIM and its affiliates will dedicate to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported approval of the Agreements with respect to the Funds.

Fund Performance. With regard to fund performance, since the Funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds and/or accounts having comparable investment objectives and strategies in determining whether to approve the Agreements. For example, the Board considered Mondrian’s performance in managing other similar funds and/or accounts. The Trustees also considered both risk and shareholder risk expectations for the Funds and the appropriateness of the benchmark that would be used to compare the performance of the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of CSIM and Mondrian supported approval of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Funds’ net operating expense ratio, in each case, in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ expected peer group. Finally, the Trustees considered the effects of CSIM’s contractual and voluntary waivers of management fees and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported approval of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, the Trustees considered information that was previously provided by CSIM with respect to other funds it manages regarding profitability and how this information might reasonably be expected to be predictive of profitability to CSIM under the Agreements with respect to the Funds. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund. The Board also considered the profitability of Mondrian with respect to the sub-advisory services it provides to the Funds, although it also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM and Mondrian, albeit uncertain, is reasonable and supported approval of the Agreements with respect to the Funds.

Economies of Scale. Recognizing that the funds had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below provide information about the trustees and officers for the Laudus Institutional Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of September 30, 2008, the Fund Complex included 84 funds.

At a meeting of the Board held on September 28-29, 2006, the Trustees voted to adopt a retirement policy for all independent trustees that requires an independent trustee to retire no later than December 31st of the year in which he or she reaches age seventy-two.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-866-452-8387.

Independent Trustees
Name, Address[1]	Principal	Number of
and Year of Birth;	Occupation(s)	Portfolios in
(Term of Office, and	During the	Fund Complex
Length of Time Served2)	Past Five Years	Overseen	Other Directorships Held by Trustee

Mariann Byerwalter[3] 1960 (1/04-present)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. (mortgage finance). Board 2–Director, PMI Group, Inc. (mortgage insurance).

William A. Hasler[3] 1941 (1/04-present)	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties (commercial real estate).
Board 2–Director, TOUSA (home building).
Board 3–Director, Harris-Stratex Networks (a network equipment corporation).
Board 4–Director, Genitope Corp. (bio-pharmaceuticals).
Board 5 –Director, Ditech Networks (voice communication technology).
			Board 6–Rubicon Limited (manufacturing).

Nils H. Hakansson[3] 1937 (3/90-present)	Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business, University of California, Berkeley (since 2003). Mr. Hakansson was also a Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	15	None

Interested Trustees
Number of
Name, Address[1]	Principal	Portfolios in
and Year of Birth;	Occupation(s)	Fund Complex
(Term of Office, and	During the	Overseen by
Length of Time Served2)	Past Five Years	the Trustee	Other Directorships Held by Trustee

Randall W. Merk 1954 Trustee (6/06-present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co. Inc.; Executive Vice President, Charles Schwab & Co. Inc.(2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	15	None

Officers
Name, Address[4]
and Year of Birth;
(Term of Office[5],
and Length of Time
Served)	Position with the Trust	Principal Occupation During Past Five Years

Jeffrey Mortimer 1963 (3/08-present, President and CEO) (6/04-present, CIO)	President, Chief Executive Officer, and Chief Investment Officer	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc., and Schwab Funds. Prior to May 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

George Pereira 1964 (6/06-present)	Treasurer and Chief Financial Officer	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Treasurer and Principal Financial Officer, Schwab Funds; Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland) Ltd. Through June 2007, Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc., and Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Trust Inc.; From 12/99 to 11/04: Senior Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Catherine MacGregor 1964 (12/05-present)	Chief Legal Officer, Vice President and Clerk	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.; Vice President, Schwab Funds; until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Randall Fillmore 1960 (9/04-present)	Chief Compliance Officer	Senior Vice President, Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co., Inc.; Chief Compliance Officer, Schwab Funds. From June 2006 to June 2007, Chief Compliance Officer, Excelsior Funds. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Daniel Kern 1961 (3/05-present)	Vice President	Vice President, Investment Management Services. Until September 2005, Assistant Treasurer, Laudus Trust and Laudus Variable Insurance Trust. Until December 2004, Vice President, Internal Audit, Charles Schwab Corporation.

Officers continued
Name, Address[4]
and Year of Birth;
(Term of Office[5],
and Length of Time
Served)	Position with the Trust	Principal Occupation During Past Five Years

Michael Haydel 1972 (6/05-present)	Vice President	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. Until March 2004, Director Charles Schwab & Co., Inc.

Cathy Sabo 1964 (12/05-present)	Vice President	Vice President, Compliance, Charles Schwab Investment Management, Inc.; Vice President, Schwab Funds; until September 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

[1]	The mailing address of each of the Trustees is c/o Laudus Trust, 101 Montgomery Street, San Francisco, CA 94104.

[2]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed.

[3]	Member of the Audit Committee.

[4]	The mailing address of each of the Officers is c/o Laudus Trust, 101 Montgomery Street, San Francisco, CA 94104.

[5]	There is no stated term of office for the officers of the Trust.

Glossary

90 Day T-bill is a short-term discounted, government debt instrument of 90 days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

Alpha is a measure of a fund’s risk adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund’s manager. It is calculated by measuring the difference between a fund’s actual returns and its expected performance given its level of market risk as measured by beta.

Beta is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

GDP, or Gross Domestic Product, is the market value of the goods and services produced by labor and property in the United States.

Modified Duration expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performnace in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

The S&P/Citigroup Global ex US Broad Market Index (BMI) $2-$10 Billion Cap Range is an absolute size benchmark that divides the investable region into capitalization bands of between $2 billion and $10 billion. It is a subset of the Broad Market Index (BMI), which includes companies in approximately 52 developed and emerging markets with more than $100 million of free float capitalization.

The S&P/Citigroup World ex US Extended Market Index (EMI) is a float-adjusted index which measures the performance of small companies (approximately the bottom 20% by market capitalization) in 25 developed equity markets.

The Standard & Poor’s 500® (S&P 500) Index is an unmanaged index measuring large-cap U.S. stock market performance, and includes a representative sample of leading companies in leading industries.

The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower valuation ratios such as price-to-book and price-to-earnings ratios.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 16% of the total market capitalization of the Russell 3000® Index.

The Russell 2500tm Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, and represents approximately 16% of the total market capitalization of the Russell 3000® Index.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Relative strength is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are availabel on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR45086EML - 00

Item 2: Code of Ethics.
          Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
          Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
          Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
          Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
          Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Laudus Institutional Trust

By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer President and Chief Executive Officer
Date: 11/14/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer President and Chief Executive Officer
Date: 11/14/08

By:	/s/ George Pereira
George Pereira Principal Financial Officer
Date: 11/14/08